LEASE OBLIGATIONS, Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
LEASE OBLIGATIONS [Abstract]
Beginning balance	$ 563,330	$ 212,903
Lease additions		619,678
Lease credit		(4,385)
Interest expense	40,792	22,666
Lease termination	(342,936)
Payments	(192,854)	(287,532)
Ending balance	$ 68,332	$ 563,330